Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2016
Concentrations of Credit Risk [Abstract]
Schedule of concentration of risk revenues
	Year ended December 31,
	2014	% of sales	2015	% of sales	2016	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited ("PICC")	442,608	20.6%	676,939	23.9%	1,247,860	26.5%
Huaxia Life Insurance Comapny Limited ("Huaxia")	*	*	*	*	517,759	11.0%
China Pacific Property Insurance Co., Ltd. ("CPIC")	255,655	11.9%	315,961	11.2%	487,705	10.4%
Ping An Property & Casualty Insurance Company of China, Ltd. ("Ping An").	294,228	13.7%	283,935	10.0%	*	*
	992,491	46.2%	1,276,835	45.1%	2,253,324	47.9%

* represented less than 10% of total net revenues from commissions and fees as of the year.

Schedule of concentration of risk accounts receivable
	As of December 31,
	2015	%	2016	%
	RMB		RMB
Huaxia	26,456	11.0%	101,749	20.2%
PICC.	53,851	22.3%	84,523	16.8%
Tianan Life Insurance Company Limited	*	*	75,750	15.1%
CPIC	28,947	12.0%	*	*
	109,254	45.3%	262,022	52.1%

* represented less than 10.0% of account receivables as of the year end.